SCHEDULE OF COST OF REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 5,180	$ 9,382	$ 7,517
Payroll and related expenses [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	2,593	2,274	2,383
Subcontractor and outsourced work [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	108	224	103
Materials and components consumed [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	1,725	5,854	4,650
Depreciation [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	117	118	131
Motor vehicle fleet costs [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	255	226	165
SmartCart maintenance [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	41	429
Other [member]
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 341	$ 257	$ 85